Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net [Abstract]
Depreciation expense	$ 288,862	$ 340,296	$ 186,551